TIAA-CREF Large-Cap Growth Fund
TIAA-CREF Large-Cap Growth Fund
Investment objective
The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	TIAA-CREF Large-Cap Growth Fund Advisor Class
Maximum sales charge imposed on purchases (percentage of offering price)	none
Maximum deferred sales charge	none
Maximum sales charge imposed on reinvested dividends and other distributions	none
Redemption or exchange fee	none
Maximum account fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TIAA-CREF Large-Cap Growth Fund Advisor Class
Management fees	0.42%
Distribution (Rule 12b-1) fees
Other expenses	0.14%	[1]
Total annual Fund operating expenses	0.56%
Waivers and expense reimbursements		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.56%
[1]	Estimates for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors Inc., has contractually agreed to reimburse the Fund for any Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.67% of the average daily net assets for Advisor Class shares of the Fund. These expense reimbursement arrangements will continue through at least December 3, 2016, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through December 3, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	TIAA-CREF Large-Cap Growth Fund Advisor Class USD ($)
1 year	$ 57
3 years	$ 179

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund will invest primarily in large-cap equity securities that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes present the opportunity for growth. For purposes of the Fund’s 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Advisors looks for companies that it believes have the potential for strong earnings and/or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when Advisors believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments.

The Fund’s benchmark index is the Russell 1000® Growth Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering Advisor Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new Advisor Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar chart and table has not been restated to reflect any difference between the existing classes’ expenses and estimated Advisor Class expenses. Because existing class shares generally are expected to have different expenses than Advisor Class shares, if the charts below had been restated with Advisor Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Large-Cap Growth Fund

† The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2015, was 0.20%.
Best quarter: 15.96%, for the quarter ended March 31, 2012. Worst quarter: -23.27%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Average Annual Returns - TIAA-CREF Large-Cap Growth Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	11.22%	15.90%	8.65%		Mar. 31, 2006
Retail Class	10.89%	15.51%	8.36%		Mar. 31, 2006
Retirement Class	10.99%	15.60%	8.38%		Mar. 31, 2006
Premier Class	11.07%	15.71%	8.55%	[1]	Sep. 30, 2009
After Taxes on Distributions | Institutional Class	7.70%	14.50%	7.75%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	8.22%	12.57%	6.87%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.74%	[2]
[1]	The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.
[2]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.